Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Undistributed Earning of Foreign Subsidiaries	$ 1,589,949
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	2.20%	(19.30%)	(16.00%)
Bottom of range
Statement [line items]
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	20.00%